LEASES - Weighted average rates and average useful life of right of use assets (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
LEASES
Future cash outflows of variable lease payments and termination options	$ 2,412	$ 2,323
Buildings
LEASES
Weighted average life	195 months	207 months
Weighted average remaining lease terms	97 months	123 months
Weighted average discount rates	5.75%	5.35%
Computer equipment
LEASES
Weighted average life	75 months	72 months
Weighted average remaining lease terms	35 months	40 months
Weighted average discount rates	8.65%	6.94%
Furniture and fixtures
LEASES
Weighted average life		45 months
Weighted average remaining lease terms		12 months
Weighted average discount rates		6.50%
Vehicles
LEASES
Weighted average life	48 months	46 months
Weighted average remaining lease terms	35 months	18 months
Weighted average discount rates	10.24%	3.79%